Lease Obligations (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, Lessee, Assets under Capital Lease	€ 53	€ 81	€ 115
Operating Leases, Rent Expense	772	751	790
Assets Held under Capital Leases [Member]
medical devices	778
vehicles	€ 175